UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren       Greenwich, Connecticut     5/12/06
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

                                                 125,872
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abbott Labs                       Common Stock   002824100   2,676    63,000 SH          sole             63,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   2,110    29,000 SH          sole             29,000
-----------------------------------------------------------------------------------------------------------------------------------
Amicas Inc                        Common Stock   001712108   1,109   235,000 SH          sole            235,000
-----------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc        Common Stock   032346108   3,794    77,500 SH          sole             77,500
-----------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102     199    11,000 SH          sole             11,000
-----------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals Inc         Common Stock   04033A100     329    50,000 SH          sole             50,000
-----------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc               Common Stock   04269X105   2,376   260,000 SH          sole            260,000
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp            Common Stock   101137107   1,648    71,500 SH          sole             71,500
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Res Inc                Common Stock   122014103     239     2,600 SH          sole              2,600
-----------------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences Inc         Common Stock   130872104     957   149,500 SH          sole            149,500
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109     844    14,000 SH          sole             14,000
-----------------------------------------------------------------------------------------------------------------------------------
Cerner Corp                       Common Stock   156782104   1,234    26,000 SH          sole             26,000
-----------------------------------------------------------------------------------------------------------------------------------
Combinatorx Inc                   Common Stock   20010A103   1,379   116,000 SH          sole            116,000
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107     574    25,000 SH          sole             25,000
-----------------------------------------------------------------------------------------------------------------------------------
Curagen Corp                      Common Stock   23126R101   1,799   359,000 SH          sole            359,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101     233    98,000 SH          sole             98,000
-----------------------------------------------------------------------------------------------------------------------------------
Cytokinetics Inc                  Common Stock   23282W100     729   100,000 SH          sole            100,000
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp                     Common Stock   278856109   2,066    87,500 SH          sole             87,500
-----------------------------------------------------------------------------------------------------------------------------------
Emdeon Corp                       Common Stock   290849108     702    65,000 SH          sole             65,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  11,113   131,500 SH          sole            131,500
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103     560     9,000 SH          sole              9,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Grades Inc                 Common Stock   42218Q102     773   145,000 SH          sole            145,000
-----------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                       Common Stock  452327109   8,479   357,000 SH          sole            357,000
-----------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103   2,725   147,000 SH          sole            147,000
-----------------------------------------------------------------------------------------------------------------------------------
Insmed Inc                        Common Stock   457669208     20     10,000 SH          sole             10,000
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   Common Stock   46185R100   4,671    66,600 SH          sole             66,600
-----------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals Inc          Common Stock   464330109     595    66,000 SH          sole             66,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     586     9,900 SH          sole              9,900
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108   2,325    42,044 SH          sole             42,044
-----------------------------------------------------------------------------------------------------------------------------------
Lumera Corp                       Common Stock   55024R106   1,245   307,500 SH          sole            307,500
-----------------------------------------------------------------------------------------------------------------------------------
Matria Healthcare Inc             Common Stock   576817209   2,202    58,000 SH          sole             58,000
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101   1,600   121,000 SH          sole            121,000
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102   6,351   173,600 SH          sole            173,600
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106     495     9,751 SH          sole              9,751
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   9,784   375,000 SH          sole            375,000
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics               Common Stock   640268108   4,188   205,500 SH          sole            205,500
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences Inc        Common Stock   64125C109   7,164   111,000 SH          sole            111,000
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG                       Sponsored ADR  66987V109   1,386    25,000 SH          sole             25,000
-----------------------------------------------------------------------------------------------------------------------------------
Nuvelo Inc                        Common Stock   67072M301   3,083   173,000 SH          sole            173,000
-----------------------------------------------------------------------------------------------------------------------------------
Nxstage Medical Inc               Common Stock   67072V103     744    58,000 SH          sole             58,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell Inc                      Common Stock   68213N109   2,940   258,100 SH          sole            258,000
-----------------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals Inc          Common Stock   683399109   1,287    49,000 SH          sole             49,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   3,130    97,500 SH          sole             97,500
-----------------------------------------------------------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc       Common Stock   69811Q106      76    10,000 SH          sole             10,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common Stock   717081103     493    19,796 SH          sole             19,796
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaxis LTD                     Spon GDR       71715J105     665    25,000 SH          sole             25,000
-----------------------------------------------------------------------------------------------------------------------------------
Progen Inds LTD                   ORD            Q7759R100      23    10,000 SH          sole             10,000
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs Inc           Common Stock   74369L103   3,788   115,500 SH          sole            115,500
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceutical          Common Stock   75886F107   2,212   133,000 SH          sole            133,000
-----------------------------------------------------------------------------------------------------------------------------------
Repligen Corp                     Common Stock   759916109     352    95,000 SH          sole             95,000
-----------------------------------------------------------------------------------------------------------------------------------
Sangamo Biosciences Inc           Common Stock   800677106   1,391   267,000 SH          sole            267,000
-----------------------------------------------------------------------------------------------------------------------------------
Senomyx Inc                       Common Stock   81724Q107   1,696   103,000 SH          sole            103,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   817315104   5,711   117,000 SH          sole            117,000
-----------------------------------------------------------------------------------------------------------------------------------
Sirna Therapeutics Inc            Common Stock   829669100   1,641   243,500 SH          sole            243,500
-----------------------------------------------------------------------------------------------------------------------------------
Somaxon Pharmaceuticals Inc       Common Stock   834453102     160    10,000 SH          sole             10,000
-----------------------------------------------------------------------------------------------------------------------------------
Sonosite Inc                      Common Stock   83568G104   1,748    43,000 SH          sole             43,000
-----------------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp                 CL A           94770V102   3,394    81,500 SH          sole             81,500
-----------------------------------------------------------------------------------------------------------------------------------
Valentis Inc                      Common Stock   91913E302      79    30,100 SH          sole             30,100
-----------------------------------------------------------------------------------------------------------------------------------
